SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Outstanding at the beginning	12,416,354	9,847,240	9,847,240
Granted (in shares)	3,136,333	3,424,440
Exercised (in shares)	(326,933)	(3,250)
Forfeited (in shares)	(105,000)	(442,646)
Outstanding at the end	15,120,754	12,825,784	12,416,354	9,847,240
Vested and expected to vest at the end	15,120,754
Exercisable at the end	7,301,789	4,863,411
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 2.2	$ 2.55	$ 2.55
Granted (in dollars per share)	2.1	1.41
Exercised (in dollars per share)	1.27	1.08
Forfeited (in dollars per share)	1.96	3.11
Outstanding at the end (in dollars per share)	2.2	2.23	2.2	$ 2.55
Vested and expected to vest at the end (in dollars per share)	2.2
Exercisable at the end (in dollars per share)	2.76	3.49
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	1.91	2.49	2.49
Granted (in dollars per share)	1.36	0.88
Exercised (in dollars per share)	1.68	0.66
Forfeited (in dollars per share)	1.25	2.12
Outstanding at the end (in dollars per share)	1.8	2.07	$ 1.91	$ 2.49
Vested and expected to vest at the end (in dollars per share)	1.8
Exercisable at the end (in dollars per share)	$ 2.57	$ 3.96
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	7 years 11 months 26 days	8 years 4 months 24 days	8 years 10 days	8 years 4 months 9 days
Vested and expected to vest at the end (in years)	7 years 11 months 26 days
Exercisable at the end (in years)	7 years 7 days	6 years 10 months 9 days
Outstanding at the beginning (in dollars)	$ 1,660,307	$ 1,736,202	$ 1,736,202
Outstanding at the end (in dollars)	25,196,630	2,046,458	$ 1,660,307	$ 1,736,202
Vested and expected to vest at the end (in dollars)	25,196,630
Exercisable at the end (in dollars)	$ 12,010,060	$ 759,771